ACQUISITION (Summary of Business Combinations) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
ACQUISITIONS [Line Items]
Date of acquisition	Nov. 20, 2017
Purchase price	¥ 22,830
Goodwill	5,212
Intangibles with indefinite life	5,920
Amortizable intangibles	¥ 1,438